Document and Entity Information	12 Months Ended
Dec. 31, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	UNION SECURITY LIFE INSURANCE CO OF NEW YORK
Entity Central Index Key	0000914804
Document Type	S-1
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	false